PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 95 .1%
Basic Materials : 2 .7%
300,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 293,256
0.2
200,000
(1)
Anglo American
Capital PLC, 5.625%,
04/01/2030 199,335
0.1
321,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 319,883
0.2
221,000  Dow Chemical Co.,
4.375%,
11/15/2042 186,453
0.1
73,000
(2)
Dow Chemical Co.,
6.300%,
03/15/2033 78,567
0.1
186,000
(1)
Georgia-Pacific LLC,
0.625%,
05/15/2024 178,492
0.1
197,000
(1)
International Flavors
& Fragrances, Inc.,
1.832%,
10/15/2027 166,293
0.1
65,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 45,038
0.0
80,000  LYB International
Finance III LLC,
4.200%,
05/01/2050 61,093
0.0
53,000  Mosaic Co., 4.875%,
11/15/2041 45,463
0.0
277,000  Mosaic Co., 5.450%,
11/15/2033 270,039
0.2
79,000  Mosaic Co., 5.625%,
11/15/2043 74,436
0.1
116,000
(1)
Newcrest Finance
Pty Ltd., 3.250%,
05/13/2030 102,439
0.1
138,000
(1)
Newcrest Finance
Pty Ltd., 4.200%,
05/13/2050 113,366
0.1
68,000
(1)
Northern Star
Resources Ltd.,
6.125%,
04/11/2033 66,051
0.0
135,000  Nucor Corp., 4.300%,
05/23/2027 131,108
0.1
571,000  Nutrien Ltd., 2.950%,
05/13/2030 496,513
0.3
75,000  Nutrien Ltd., 4.900%,
03/27/2028 73,615
0.1
33,000  Nutrien Ltd., 5.800%,
03/27/2053 33,139
0.0
26,000  Nutrien Ltd., 5.875%,
12/01/2036 26,130
0.0
73,000  Nutrien Ltd., 5.950%,
11/07/2025 73,470
0.1
208,000
(1)
OCI NV, 6.700%,
03/16/2033 203,467
0.1
118,000  Rio Tinto Finance
USA Ltd., 2.750%,
11/02/2051 80,543
0.1
203,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 204,876
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
217,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 $ 218,992
0.2
295,000  RPM International, Inc.,
2.950%,
01/15/2032 233,949
0.2
49,000  Westlake Corp.,
3.125%,
08/15/2051 30,725
0.0
4,006,731
2.7
Communications : 8 .5%
53,000  Amazon.com, Inc.,
2.100%,
05/12/2031 44,596
0.0
368,000  Amazon.com, Inc.,
3.100%,
05/12/2051 274,921
0.2
259,000  Amazon.com, Inc.,
3.250%,
05/12/2061 187,709
0.1
125,000  Amazon.com, Inc.,
3.600%,
04/13/2032 116,615
0.1
81,000  Amazon.com, Inc.,
3.950%,
04/13/2052 70,659
0.1
238,000  Amazon.com, Inc.,
4.100%,
04/13/2062 205,151
0.1
115,000  Amazon.com, Inc.,
4.700%,
12/01/2032 116,000
0.1
415,000  AT&T, Inc., 3.500%,
06/01/2041 318,991
0.2
87,000  AT&T, Inc., 3.500%,
09/15/2053 61,650
0.0
394,000  AT&T, Inc., 3.550%,
09/15/2055 276,115
0.2
646,000  AT&T, Inc., 3.650%,
09/15/2059 450,217
0.3
225,000  AT&T, Inc., 3.800%,
12/01/2057 163,086
0.1
193,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 190,705
0.1
276,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
02/01/2031 223,524
0.2
138,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 110,322
0.1
104,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.300%,
02/01/2032 78,788
0.1
73,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.800%,
04/01/2031 58,767
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
281,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
3.950%,
06/30/2062 $ 173,127
0.1
274,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 206,958
0.1
133,000  Comcast Corp.,
1.950%,
01/15/2031 108,877
0.1
476,000  Comcast Corp.,
2.937%,
11/01/2056 310,318
0.2
56,000  Comcast Corp.,
3.200%,
07/15/2036 45,986
0.0
292,000  Comcast Corp.,
3.250%,
11/01/2039 231,878
0.2
167,000  Comcast Corp.,
3.900%,
03/01/2038 145,254
0.1
31,000  Comcast Corp.,
5.350%,
11/15/2027 31,570
0.0
72,000  Comcast Corp.,
5.350%,
05/15/2053 73,169
0.1
486,000  Comcast Corp.,
5.500%,
05/15/2064 493,242
0.3
247,000  Comcast Corp.,
5.650%,
06/15/2035 259,255
0.2
81,000  Comcast Corp.,
6.500%,
11/15/2035 90,866
0.1
213,000  Discovery
Communications LLC,
4.875%,
04/01/2043 173,571
0.1
63,000  Discovery
Communications LLC,
5.300%,
05/15/2049 52,344
0.0
123,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 116,850
0.1
439,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 382,018
0.3
51,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 44,838
0.0
124,000  Meta Platforms, Inc.,
4.950%,
05/15/2033 123,954
0.1
61,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 62,693
0.0
465,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 481,621
0.3
238,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 214,147
0.2
250,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 205,074
0.1
129,000  Orange SA, 9.000%,
03/01/2031 158,493
0.1
359,000  Paramount Global,
4.375%,
03/15/2043 253,527
0.2
242,000
(2)
Paramount Global,
4.950%,
01/15/2031 218,180
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
237,000  Paramount Global,
4.950%,
05/19/2050 $ 178,026
0.1
55,000  Paramount Global,
5.250%,
04/01/2044 41,811
0.0
47,000  Paramount Global,
5.500%,
05/15/2033 42,601
0.0
175,000  Paramount Global,
5.850%,
09/01/2043 149,284
0.1
143,000
(3)
Paramount Global,
6.375%,
03/30/2062 119,451
0.1
212,000  Sprint Capital Corp.,
6.875%,
11/15/2028 224,909
0.2
325,000  Sprint Capital Corp.,
8.750%,
03/15/2032 393,160
0.3
128,000  Time Warner Cable
Enterprises LLC,
8.375%,
07/15/2033 140,691
0.1
376,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 345,828
0.2
38,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 31,598
0.0
159,000  T-Mobile USA, Inc.,
2.625%,
04/15/2026 147,496
0.1
92,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 79,987
0.1
158,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 133,693
0.1
145,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 131,073
0.1
556,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 491,161
0.3
168,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 144,256
0.1
50,000  T-Mobile USA, Inc.,
5.750%,
01/15/2054 51,682
0.0
75,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 76,292
0.1
31,000  TWDC Enterprises
18 Corp. E, 4.125%,
12/01/2041 27,306
0.0
112,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 88,405
0.1
164,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 136,977
0.1
55,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 50,793
0.0
271,000  Verizon
Communications, Inc.,
4.500%,
08/10/2033 255,832
0.2
407,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 381,120
0.3
70,000  Vodafone Group PLC,
4.375%,
02/19/2043 58,834
0.0
75,000  Vodafone Group PLC,
5.125%,
06/19/2059 66,644
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
491,000
(3)
Vodafone Group PLC,
5.125%,
06/04/2081 $ 356,913
0.2
93,000  Vodafone Group PLC,
5.750%,
02/10/2063 90,042
0.1
79,000  Walt Disney Co.,
2.000%,
09/01/2029 67,289
0.1
62,000  Walt Disney Co.,
4.750%,
09/15/2044 58,935
0.0
42,000  Walt Disney Co.,
5.400%,
10/01/2043 42,866
0.0
142,000  Walt Disney Co.,
6.550%,
03/15/2033 157,860
0.1
107,000  Walt Disney Co.,
8.500%,
02/23/2025 111,849
0.1
12,480,290
8.5
Consumer, Cyclical : 4 .0%
72,187  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 67,221
0.0
18,647  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 17,302
0.0
65,518  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 56,405
0.0
127,551  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 114,455
0.1
100,410  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 89,160
0.1
52,540  American Airlines
Pass Through Trust
2017-1, AA, 3.650%,
08/15/2030 48,462
0.0
148,795  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 132,456
0.1
28,468  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 24,855
0.0
115,170  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 99,394
0.1
80,133  Delta Air Lines Pass
Through Trust 2015-1,
A, 3.875%,
01/30/2029 72,454
0.1
57,787  Delta Air Lines Pass
Through Trust 2015-1,
B, 4.250%,
01/30/2025 57,621
0.0
53,103
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 51,589
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
121,000  Dollar General Corp.,
5.200%,
07/05/2028 $ 119,796
0.1
109,000  Dollar General Corp.,
5.450%,
07/05/2033 108,238
0.1
110,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 109,144
0.1
351,000  Home Depot, Inc.,
2.750%,
09/15/2051 236,586
0.2
80,000  Home Depot, Inc.,
3.250%,
04/15/2032 71,907
0.0
230,000  Home Depot, Inc.,
3.300%,
04/15/2040 186,952
0.1
55,000  Home Depot, Inc.,
3.625%,
04/15/2052 43,900
0.0
63,000  Home Depot, Inc.,
4.950%,
09/15/2052 62,621
0.0
218,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 216,372
0.1
89,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 71,548
0.0
115,000  Lowe's Cos., Inc.,
4.650%,
04/15/2042 102,380
0.1
120,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 122,373
0.1
104,000  Lowe's Cos., Inc.,
5.800%,
09/15/2062 102,933
0.1
94,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 93,800
0.1
160,000  Magna International,
Inc., 5.500%,
03/21/2033 163,021
0.1
113,000  McDonald's Corp.,
5.700%,
02/01/2039 116,603
0.1
128,000
(1)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 128,435
0.1
285,000
(2)
Target Corp., 4.400%,
01/15/2033 277,191
0.2
204,000  Toyota Motor Credit
Corp., 4.450%,
06/29/2029 200,206
0.1
204,000  Toyota Motor Credit
Corp., 4.700%,
01/12/2033 202,142
0.1
299,691  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 297,488
0.2
17,022  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 15,027
0.0
19,608  United Airlines Pass
Through Trust 2018-1,
A, 3.700%,
09/01/2031 17,019
0.0
32,942  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 29,766
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
144,016  United Airlines Pass
Through Trust 2019-1,
AA, 4.150%,
02/25/2033 $ 132,303
0.1
329,977  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 327,377
0.2
337,692  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 316,847
0.2
395,000  Walmart, Inc., 4.100%,
04/15/2033 383,740
0.3
396,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 369,534
0.3
142,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 119,766
0.1
39,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 31,781
0.0
108,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 88,088
0.1
273,000  WW Grainger, Inc.,
3.750%,
05/15/2046 221,623
0.2
5,917,881
4.0
Consumer, Non-cyclical : 16 .7%
229,000  AbbVie, Inc., 3.200%,
05/14/2026 217,124
0.1
271,000  AbbVie, Inc., 3.200%,
11/21/2029 245,232
0.2
98,000  AbbVie, Inc., 4.050%,
11/21/2039 85,374
0.1
133,000  AbbVie, Inc., 4.250%,
11/21/2049 114,882
0.1
257,000  AbbVie, Inc., 4.500%,
05/14/2035 244,321
0.2
205,000  AbbVie, Inc., 4.625%,
10/01/2042 185,509
0.1
177,000  Altria Group, Inc.,
3.700%,
02/04/2051 118,735
0.1
194,000  Amgen, Inc., 2.200%,
02/21/2027 176,344
0.1
54,000  Amgen, Inc., 2.300%,
02/25/2031 44,898
0.0
132,000  Amgen, Inc., 2.450%,
02/21/2030 113,244
0.1
211,000  Amgen, Inc., 2.770%,
09/01/2053 131,286
0.1
325,000  Amgen, Inc., 3.150%,
02/21/2040 248,792
0.2
188,000  Amgen, Inc., 4.400%,
02/22/2062 154,466
0.1
145,000  Amgen, Inc., 5.250%,
03/02/2030 145,400
0.1
216,000  Amgen, Inc., 5.250%,
03/02/2033 216,379
0.1
605,000  Amgen, Inc., 5.600%,
03/02/2043 607,245
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
319,000  Amgen, Inc., 5.650%,
03/02/2053 $ 323,284
0.2
186,000  Amgen, Inc., 5.750%,
03/02/2063 188,833
0.1
612,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 585,459
0.4
326,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 302,199
0.2
247,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.750%,
01/23/2029 246,063
0.2
116,000  Astrazeneca Finance
LLC, 4.900%,
03/03/2030 116,292
0.1
248,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 244,773
0.2
154,000  Bristol-Myers
Squibb Co., 3.200%,
06/15/2026 147,445
0.1
47,000  Bristol-Myers
Squibb Co., 3.400%,
07/26/2029 43,683
0.0
108,000  Bristol-Myers
Squibb Co., 3.700%,
03/15/2052 87,697
0.1
55,000  Bristol-Myers
Squibb Co., 3.900%,
03/15/2062 44,239
0.0
159,000  Bristol-Myers
Squibb Co., 4.550%,
02/20/2048 148,433
0.1
77,000  Bristol-Myers
Squibb Co., 4.625%,
05/15/2044 72,872
0.0
156,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 124,197
0.1
120,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 100,549
0.1
65,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 52,322
0.0
92,000  Centene Corp., 2.450%,
07/15/2028 78,726
0.0
140,000  Centene Corp., 2.625%,
08/01/2031 111,748
0.1
801,000  Centene Corp., 3.000%,
10/15/2030 668,240
0.5
154,000  Cigna Corp., 3.200%,
03/15/2040 118,538
0.1
59,000  Cigna Group, 4.125%,
11/15/2025 57,458
0.0
413,000  Cigna Group, 4.800%,
08/15/2038 390,297
0.3
110,000  Cigna Group, 5.400%,
03/15/2033 111,985
0.1
332,000
(1)
Coca-Cola Europacific
Partners PLC, 1.500%,
01/15/2027 293,089
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
439,000
(1)
CSL Finance PLC,
4.250%,
04/27/2032 $ 415,846
0.3
200,000
(1)
CSL Finance PLC,
4.750%,
04/27/2052 186,479
0.1
132,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 122,398
0.1
146,000  CVS Health Corp.,
2.700%,
08/21/2040 102,025
0.1
266,000  CVS Health Corp.,
4.300%,
03/25/2028 256,719
0.2
704,000  CVS Health Corp.,
4.780%,
03/25/2038 650,092
0.4
141,000  CVS Health Corp.,
5.000%,
01/30/2029 139,717
0.1
47,000  CVS Health Corp.,
5.125%,
07/20/2045 43,509
0.0
41,000  CVS Health Corp.,
5.300%,
06/01/2033 40,957
0.0
130,000  CVS Health Corp.,
6.000%,
06/01/2063 133,878
0.1
357,000
(1)
Danone SA, 2.589%,
11/02/2023 353,312
0.2
400,000  Diageo Capital PLC,
3.500%,
09/18/2023 398,184
0.3
200,000  Diageo Capital PLC,
5.500%,
01/24/2033 211,614
0.1
56,000  Elevance Health, Inc.,
2.550%,
03/15/2031 47,087
0.0
182,000  Elevance Health, Inc.,
2.875%,
09/15/2029 160,479
0.1
143,000  Elevance Health, Inc.,
4.625%,
05/15/2042 128,769
0.1
113,000  Elevance Health, Inc.,
5.100%,
01/15/2044 107,484
0.1
196,000  Elevance Health, Inc.,
5.500%,
10/15/2032 201,632
0.1
230,000  Eli Lilly & Co., 4.875%,
02/27/2053 236,419
0.2
116,000  Eli Lilly & Co., 4.950%,
02/27/2063 118,483
0.1
196,000  Equifax, Inc., 5.100%,
06/01/2028 193,264
0.1
132,000
(1)
ERAC USA Finance
LLC, 5.400%,
05/01/2053 131,886
0.1
113,000  Estee Lauder Cos., Inc.,
4.650%,
05/15/2033 111,158
0.1
156,000  Estee Lauder Cos., Inc.,
5.150%,
05/15/2053 159,004
0.1
446,000  Global Payments, Inc.,
4.450%,
06/01/2028 418,885
0.3
78,000  Global Payments, Inc.,
5.950%,
08/15/2052 74,748
0.0
110,000  HCA, Inc., 2.375%,
07/15/2031 88,041
0.1
116,000
(1)
HCA, Inc., 3.375%,
03/15/2029 103,222
0.1
117,000  HCA, Inc., 3.500%,
09/01/2030 102,615
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
248,000  HCA, Inc., 4.125%,
06/15/2029 $ 229,624
0.2
260,000  HCA, Inc., 5.250%,
06/15/2049 234,850
0.2
171,000  HCA, Inc., 5.500%,
06/01/2033 170,803
0.1
58,000  HCA, Inc., 5.875%,
02/01/2029 58,406
0.0
144,000  HCA, Inc., 5.900%,
06/01/2053 142,789
0.1
231,000  Hershey Co., 3.125%,
11/15/2049 170,705
0.1
121,000  Hormel Foods Corp.,
3.050%,
06/03/2051 86,345
0.1
107,000  J M Smucker Co.,
2.750%,
09/15/2041 75,006
0.0
146,000  Johnson & Johnson,
2.100%,
09/01/2040 102,952
0.1
193,000  Johnson & Johnson,
3.625%,
03/03/2037 173,841
0.1
141,000  Johnson & Johnson,
5.850%,
07/15/2038 157,446
0.1
230,000
(1)
Kenvue, Inc., 4.900%,
03/22/2033 232,861
0.2
116,000
(1)
Kenvue, Inc., 5.050%,
03/22/2028 117,012
0.1
119,000
(1)
Kenvue, Inc., 5.050%,
03/22/2053 121,575
0.1
246,000
(1)
Kenvue, Inc., 5.100%,
03/22/2043 250,262
0.2
166,000
(1)
Kenvue, Inc., 5.200%,
03/22/2063 170,093
0.1
93,000  Kraft Heinz Foods Co.,
5.000%,
06/04/2042 87,083
0.1
92,000  Kraft Heinz Foods Co.,
5.200%,
07/15/2045 87,662
0.1
213,000
(2)
Kroger Co., 2.200%,
05/01/2030 176,267
0.1
329,000
(1)
Mars, Inc., 2.375%,
07/16/2040 226,252
0.1
453,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 444,172
0.3
66,000  Merck & Co., Inc.,
4.500%,
05/17/2033 65,496
0.0
116,000  Merck & Co., Inc.,
4.900%,
05/17/2044 116,374
0.1
167,000  Merck & Co., Inc.,
5.000%,
05/17/2053 169,308
0.1
159,000  Merck & Co., Inc.,
5.150%,
05/17/2063 162,543
0.1
111,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 92,016
0.1
96,000  Mondelez International,
Inc., 2.625%,
03/17/2027 88,677
0.1
175,000  Moody's Corp., 3.750%,
03/24/2025 170,204
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
194,000  Mylan, Inc., 5.200%,
04/15/2048 $ 151,290
0.1
200,000
(1)
Nestle Holdings, Inc.,
3.900%,
09/24/2038 179,510
0.1
254,000
(1)
Nestle Holdings, Inc.,
4.700%,
01/15/2053 252,377
0.2
223,000  PayPal Holdings, Inc.,
2.300%,
06/01/2030 189,214
0.1
48,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 42,599
0.0
45,000
(2)
PayPal Holdings, Inc.,
4.400%,
06/01/2032 43,377
0.0
94,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 91,431
0.1
659,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 656,773
0.4
182,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 182,530
0.1
460,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 478,614
0.3
263,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 266,362
0.2
582,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 581,039
0.4
150,000  Quanta Services, Inc.,
2.350%,
01/15/2032 118,148
0.1
328,000  Royalty Pharma PLC,
1.750%,
09/02/2027 281,454
0.2
118,000  S&P Global, Inc.,
1.250%,
08/15/2030 92,995
0.1
222,000  S&P Global, Inc.,
2.450%,
03/01/2027 204,901
0.1
115,000  S&P Global, Inc.,
2.700%,
03/01/2029 103,587
0.1
337,000  S&P Global, Inc.,
2.900%,
03/01/2032 292,235
0.2
263,000  Takeda Pharmaceutical
Co. Ltd., 2.050%,
03/31/2030 218,702
0.1
200,000  Takeda Pharmaceutical
Co. Ltd., 3.025%,
07/09/2040 151,534
0.1
250,000  Takeda Pharmaceutical
Co. Ltd., 5.000%,
11/26/2028 248,659
0.2
85,000  Thermo Fisher
Scientific, Inc., 4.800%,
11/21/2027 85,433
0.1
167,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 128,657
0.1
120,000  UnitedHealth Group,
Inc., 1.150%,
05/15/2026 108,574
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
255,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 $ 189,630
0.1
131,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 101,373
0.1
147,000  UnitedHealth Group,
Inc., 3.250%,
05/15/2051 109,809
0.1
105,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 88,168
0.1
18,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 14,834
0.0
70,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 66,855
0.0
63,000  UnitedHealth Group,
Inc., 4.450%,
12/15/2048 57,465
0.0
45,000  UnitedHealth Group,
Inc., 4.750%,
05/15/2052 42,730
0.0
203,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 201,925
0.1
317,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 317,427
0.2
356,000  UnitedHealth Group,
Inc., 5.300%,
02/15/2030 364,962
0.2
129,000  UnitedHealth Group,
Inc., 5.350%,
02/15/2033 134,125
0.1
82,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 64,706
0.0
149,000  Viatris, Inc., 3.850%,
06/22/2040 103,087
0.1
24,533,273
16.7
Energy : 6 .6%
128,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 87,510
0.1
147,000  BP Capital Markets
America, Inc., 3.000%,
02/24/2050 102,599
0.1
168,000  BP Capital Markets
America, Inc., 3.937%,
09/21/2028 160,887
0.1
190,000  BP Capital Markets
PLC, 3.279%,
09/19/2027 179,017
0.1
266,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 229,283
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
48,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 $ 43,503
0.0
117,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 117,487
0.1
182,000  ConocoPhillips Co.,
5.300%,
05/15/2053 185,286
0.1
352,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 332,014
0.2
32,000  Coterra Energy, Inc.,
4.375%,
03/15/2029 29,909
0.0
235,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 180,514
0.1
183,000  Diamondback
Energy, Inc., 4.400%,
03/24/2051 144,959
0.1
184,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 190,420
0.1
87,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 88,098
0.1
261,000  Enbridge, Inc., 5.700%,
03/08/2033 264,703
0.2
154,000
(3)
Enbridge, Inc., 7.375%,
01/15/2083 151,399
0.1
167,000
(3)
Enbridge, Inc., 7.625%,
01/15/2083 168,231
0.1
304,000  Energy Transfer L.P.,
5.300%,
04/15/2047 264,828
0.2
147,000  Energy Transfer L.P.,
5.400%,
10/01/2047 129,772
0.1
63,000  Energy Transfer L.P.,
5.750%,
02/15/2033 63,499
0.0
340,000  Energy Transfer L.P.,
6.000%,
06/15/2048 322,917
0.2
227,000
(3)
Energy Transfer L.P. G,
7.125%,
12/31/9999 193,046
0.1
285,000
(3)
Energy Transfer L.P. H,
6.500%,
12/31/9999 259,584
0.2
342,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 264,147
0.2
58,000  EQT Corp., 5.700%,
04/01/2028 57,303
0.0
270,000  Exxon Mobil Corp.,
2.275%,
08/16/2026 250,591
0.2
74,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 58,804
0.0
368,000  Exxon Mobil Corp.,
4.227%,
03/19/2040 339,566
0.2
224,000  Marathon Petroleum
Corp., 5.000%,
09/15/2054 185,242
0.1
211,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 217,684
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
76,000  MPLX L.P., 1.750%,
03/01/2026 $ 69,023
0.0
170,000  MPLX L.P., 4.000%,
02/15/2025 164,839
0.1
83,000  MPLX L.P., 5.200%,
03/01/2047 72,907
0.1
162,000  MPLX L.P., 5.500%,
02/15/2049 146,982
0.1
283,000  Occidental Petroleum
Corp., 6.625%,
09/01/2030 294,320
0.2
88,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 96,210
0.1
113,000
(2)
Occidental Petroleum
Corp., 8.500%,
07/15/2027 122,165
0.1
214,000  Occidental Petroleum
Corp., 8.875%,
07/15/2030 246,160
0.2
61,000  ONEOK Partners L.P.,
6.125%,
02/01/2041 59,035
0.0
67,000  Ovintiv, Inc., 5.650%,
05/15/2028 65,723
0.0
40,000  Ovintiv, Inc., 6.250%,
07/15/2033 39,479
0.0
71,000  Ovintiv, Inc., 6.500%,
08/15/2034 71,214
0.1
107,000  Ovintiv, Inc., 7.100%,
07/15/2053 110,236
0.1
121,000  Ovintiv, Inc., 7.375%,
11/01/2031 129,842
0.1
141,000  Phillips 66, 0.900%,
02/15/2024 136,841
0.1
44,000  Pioneer Natural
Resources Co., 1.900%,
08/15/2030 35,686
0.0
101,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 3.550%,
12/15/2029 89,083
0.1
22,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.300%,
01/31/2043 16,476
0.0
500,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 474,175
0.3
259,000  Schlumberger
Investment SA, 4.850%,
05/15/2033 254,827
0.2
98,000  Shell International
Finance BV, 2.875%,
11/26/2041 73,347
0.1
166,000  Shell International
Finance BV, 3.000%,
11/26/2051 117,123
0.1
190,000  Shell International
Finance BV, 4.000%,
05/10/2046 161,630
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
77,000  Shell International
Finance BV, 4.125%,
05/11/2035 $ 71,576
0.1
199,000  Targa Resources Corp.,
4.200%,
02/01/2033 176,299
0.1
87,000  Targa Resources Corp.,
4.950%,
04/15/2052 71,991
0.1
75,000  Targa Resources Corp.,
6.250%,
07/01/2052 73,412
0.1
120,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.000%,
01/15/2032 103,895
0.1
222,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 205,413
0.1
57,000  TotalEnergies Capital
International SA,
2.986%,
06/29/2041 43,445
0.0
100,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 88,981
0.1
314,000  Williams Cos., Inc.,
3.750%,
06/15/2027 296,510
0.2
215,000  Williams Cos., Inc.,
5.100%,
09/15/2045 193,590
0.1
9,635,237
6.6
Financial : 31 .2%
36,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 24,612
0.0
35,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 31,423
0.0
266,000  Alleghany Corp.,
3.250%,
08/15/2051 190,685
0.1
396,000  Alleghany Corp.,
3.625%,
05/15/2030 368,176
0.2
19,000  Alleghany Corp.,
4.900%,
09/15/2044 17,719
0.0
162,000
(3)
American Express Co.,
4.420%,
08/03/2033 152,943
0.1
87,000
(3)
American Express Co.,
4.990%,
05/01/2026 85,963
0.1
171,000
(3)
American Express Co.,
5.043%,
05/01/2034 167,348
0.1
181,000  American Homes 4
Rent L.P., 3.375%,
07/15/2051 118,863
0.1
118,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 102,089
0.1
40,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 31,270
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
135,000  American International
Group, Inc., 3.900%,
04/01/2026 $ 129,810
0.1
245,000  American International
Group, Inc., 5.125%,
03/27/2033 239,440
0.2
229,000  American Tower Corp.,
2.700%,
04/15/2031 190,124
0.1
159,000  American Tower Corp.,
3.600%,
01/15/2028 146,569
0.1
117,000  American Tower Corp.,
3.650%,
03/15/2027 109,657
0.1
75,000  American Tower Corp.,
4.400%,
02/15/2026 72,732
0.0
92,000  American Tower Corp.,
5.250%,
07/15/2028 91,015
0.1
202,000  American Tower Corp.,
5.550%,
07/15/2033 203,574
0.1
116,000  American Tower Corp.,
5.650%,
03/15/2033 117,739
0.1
277,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 278,825
0.2
200,000
(1)(3)
ASB Bank Ltd., 5.284%,
06/17/2032 192,107
0.1
201,000  Assurant, Inc., 3.700%,
02/22/2030 173,034
0.1
294,000
(1)
Aviation Capital
Group LLC, 1.950%,
09/20/2026 255,008
0.2
219,000
(1)
Aviation Capital
Group LLC, 6.250%,
04/15/2028 218,699
0.1
219,000
(1)
Avolon Holdings
Funding Ltd., 2.125%,
02/21/2026 194,798
0.1
286,000
(1)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 241,436
0.2
157,000
(1)(2)
Avolon Holdings
Funding Ltd., 2.750%,
02/21/2028 132,432
0.1
141,000
(1)
Avolon Holdings
Funding Ltd., 4.375%,
05/01/2026 131,843
0.1
116,000
(1)
Avolon Holdings
Funding Ltd., 5.500%,
01/15/2026 112,460
0.1
166,000
(3)
Bank of America Corp.,
1.734%,
07/22/2027 148,292
0.1
443,000
(3)
Bank of America Corp.,
1.898%,
07/23/2031 352,975
0.2
20,000
(3)
Bank of America Corp.,
2.087%,
06/14/2029 17,076
0.0
497,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 397,658
0.3
808,000
(3)
Bank of America Corp.,
2.482%,
09/21/2036 618,512
0.4
139,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 116,765
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
16,000
(3)
Bank of America Corp.,
2.676%,
06/19/2041 $ 11,244
0.0
518,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 429,503
0.3
471,000
(3)
Bank of America Corp.,
2.972%,
02/04/2033 392,805
0.3
248,000
(3)
Bank of America Corp.,
3.194%,
07/23/2030 218,795
0.1
332,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 304,745
0.2
326,000
(3)
Bank of America Corp.,
3.593%,
07/21/2028 303,301
0.2
431,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 404,273
0.3
240,000
(3)
Bank of America Corp.,
3.846%,
03/08/2037 205,380
0.1
77,000
(3)
Bank of America Corp.,
4.083%,
03/20/2051 63,906
0.0
307,000
(3)
Bank of America Corp.,
4.271%,
07/23/2029 291,507
0.2
244,000
(3)
Bank of America Corp.,
4.571%,
04/27/2033 229,534
0.2
192,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 190,022
0.1
925,000
(3)
Bank of America Corp.,
5.288%,
04/25/2034 916,819
0.6
115,000
(3)
Bank of America Corp.
N, 1.658%,
03/11/2027 103,542
0.1
329,000
(3)
Bank of America Corp.
N, 2.651%,
03/11/2032 272,625
0.2
318,000
(3)
Bank of America
Corp. RR, 4.375%,
12/31/9999 271,970
0.2
242,000  Bank of Montreal,
3.700%,
06/07/2025 233,692
0.2
96,000
(3)
Bank of New York
Mellon Corp., 4.596%,
07/26/2030 92,680
0.1
325,000
(3)
Bank of New York
Mellon Corp., 4.947%,
04/26/2027 321,154
0.2
693,000
(3)
Bank of Nova Scotia,
4.588%,
05/04/2037 597,818
0.4
150,000  Bank of Nova Scotia,
4.850%,
02/01/2030 144,867
0.1
220,000
(3)
Bank of Nova Scotia 2,
3.625%,
10/27/2081 155,687
0.1
220,000
(3)
Barclays PLC, 7.119%,
06/27/2034 220,036
0.1
65,000  Berkshire Hathaway
Finance Corp., 4.400%,
05/15/2042 61,998
0.0
137,000  BlackRock, Inc.,
4.750%,
05/25/2033 134,728
0.1
158,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 117,839
0.1
478,000
(1)
Blackstone Holdings
Finance Co. LLC,
6.200%,
04/22/2033 488,703
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
197,000  Boston Properties L.P.,
2.450%,
10/01/2033 $ 142,156
0.1
478,000
(1)(3)
BPCE SA, 2.045%,
10/19/2027 417,222
0.3
271,000  Camden Property Trust,
2.800%,
05/15/2030 235,595
0.2
490,000
(3)
Capital One Financial
Corp., 3.273%,
03/01/2030 416,557
0.3
247,000
(3)
Capital One Financial
Corp., 6.312%,
06/08/2029 245,537
0.2
174,000
(3)
Capital One Financial
Corp., 6.377%,
06/08/2034 172,850
0.1
233,000  CBRE Services, Inc.,
5.950%,
08/15/2034 230,269
0.2
281,000
(3)
Charles Schwab Corp.,
5.853%,
05/19/2034 285,378
0.2
148,000  Chubb INA Holdings,
Inc., 1.375%,
09/15/2030 117,815
0.1
138,000
(3)
Citigroup, Inc., 4.412%,
03/31/2031 129,824
0.1
127,000
(3)
Citigroup, Inc. VAR,
3.070%,
02/24/2028 116,942
0.1
100,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 78,479
0.1
21,000  Citizens Financial
Group, Inc., 2.638%,
09/30/2032 14,857
0.0
60,000
(3)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 51,722
0.0
128,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 115,292
0.1
262,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 228,004
0.2
409,000
(3)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 392,746
0.3
263,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 254,087
0.2
288,000  Crown Castle, Inc.,
2.100%,
04/01/2031 230,687
0.2
142,000  Crown Castle, Inc.,
2.500%,
07/15/2031 116,767
0.1
110,000  Crown Castle, Inc.,
3.300%,
07/01/2030 97,304
0.1
72,000  Crown Castle, Inc.,
4.800%,
09/01/2028 69,918
0.0
221,000  CubeSmart L.P.,
2.500%,
02/15/2032 175,119
0.1
200,000
(1)
Danske Bank A/S,
4.375%,
06/12/2028 184,858
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
309,000
(3)
Enstar Finance LLC,
5.500%,
01/15/2042 $ 231,089
0.2
159,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 145,054
0.1
250,000  First Horizon Bank,
5.750%,
05/01/2030 217,341
0.1
233,000  Goldman Sachs Capital
I, 6.345%,
02/15/2034 233,677
0.2
19,000
(3)
Goldman Sachs
Group, Inc., 2.383%,
07/21/2032 15,227
0.0
166,000  Goldman Sachs
Group, Inc., 3.500%,
04/01/2025 159,569
0.1
17,000  Goldman Sachs
Group, Inc., 6.250%,
02/01/2041 18,288
0.0
109,000  Goldman Sachs
Group, Inc., 6.450%,
05/01/2036 114,091
0.1
108,000
(3)
Goldman Sachs
Group, Inc., 7.023%,
(US0003M + 1.750%),
10/28/2027 109,846
0.1
151,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 155,197
0.1
364,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 7.446%,
(US0003M + 2.125%),
02/12/2067 303,050
0.2
237,000  Healthpeak OP LLC,
5.250%,
12/15/2032 230,859
0.2
40,000  Highwoods Realty L.P.,
2.600%,
02/01/2031 29,359
0.0
200,000
(3)
HSBC Holdings PLC,
1.589%,
05/24/2027 176,614
0.1
200,000
(3)
HSBC Holdings PLC,
2.999%,
03/10/2026 189,731
0.1
370,000
(3)
HSBC Holdings PLC,
5.402%,
08/11/2033 368,790
0.3
200,000
(3)
HSBC Holdings PLC,
6.332%,
03/09/2044 207,520
0.1
64,000
(3)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 45,159
0.0
16,000  Huntington Bancshares,
Inc., 2.550%,
02/04/2030 12,834
0.0
250,000  Huntington National
Bank, 5.650%,
01/10/2030 238,958
0.2
200,000
(3)
ING Groep NV, 4.017%,
03/28/2028 187,843
0.1
402,000
(1)
Intact Financial Corp.,
5.459%,
09/22/2032 400,810
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
225,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 $ 173,029
0.1
132,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 110,757
0.1
585,000  Intercontinental
Exchange, Inc.,
4.000%,
09/15/2027 570,391
0.4
100,000  Intercontinental
Exchange, Inc.,
4.250%,
09/21/2048 86,662
0.1
163,000  Intercontinental
Exchange, Inc.,
4.350%,
06/15/2029 159,257
0.1
29,000  Intercontinental
Exchange, Inc.,
4.950%,
06/15/2052 27,529
0.0
207,000
(1)(3)
Intesa Sanpaolo SpA,
7.778%,
06/20/2054 206,496
0.1
348,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 267,018
0.2
299,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 254,523
0.2
104,000  Invitation Homes
Operating Partnership
L.P., 2.700%,
01/15/2034 78,879
0.1
308,000  Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 276,211
0.2
754,000
(3)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 715,927
0.5
548,000
(3)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 488,278
0.3
264,000
(3)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 233,225
0.2
229,000
(3)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 205,805
0.1
147,000
(3)
JPMorgan Chase & Co.,
1.953%,
02/04/2032 117,174
0.1
255,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 218,887
0.1
126,000
(3)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 118,048
0.1
132,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 117,409
0.1
261,000
(3)
JPMorgan Chase & Co.,
2.301%,
10/15/2025 248,812
0.2
383,000
(3)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 351,945
0.2
137,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2041 104,112
0.1
205,000
(3)
JPMorgan Chase & Co.,
3.109%,
04/22/2051 143,468
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
253,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 $ 234,094
0.2
199,000
(3)
JPMorgan Chase & Co.,
3.960%,
01/29/2027 191,418
0.1
438,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 420,090
0.3
352,000
(3)
KeyCorp, 4.789%,
06/01/2033 295,261
0.2
52,000  Kilroy Realty L.P.,
2.500%,
11/15/2032 36,177
0.0
113,000  Kilroy Realty L.P.,
2.650%,
11/15/2033 76,705
0.1
454,000
(1)
Liberty Mutual
Group, Inc., 4.300%,
02/01/2061 286,888
0.2
388,000  Life Storage L.P.,
2.400%,
10/15/2031 307,984
0.2
59,000  Life Storage L.P.,
4.000%,
06/15/2029 53,597
0.0
336,000
(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/9999 307,826
0.2
292,000
(1)
LSEGA Financing PLC,
1.375%,
04/06/2026 260,552
0.2
503,000
(1)
Metropolitan Life Global
Funding I, 5.150%,
03/28/2033 497,858
0.3
59,000  Mid-America
Apartments L.P.,
1.700%,
02/15/2031 46,631
0.0
286,000  Mid-America
Apartments L.P.,
2.750%,
03/15/2030 248,430
0.2
157,000  Mid-America
Apartments L.P.,
3.600%,
06/01/2027 148,419
0.1
256,000  Mid-America
Apartments L.P.,
4.200%,
06/15/2028 244,634
0.2
417,000
(3)
Mizuho Financial
Group, Inc., 5.748%,
07/06/2034 418,714
0.3
1,051,000
(3)
Morgan Stanley,
1.512%,
07/20/2027 931,541
0.6
264,000
(3)
Morgan Stanley,
1.593%,
05/04/2027 236,467
0.2
244,000
(3)
Morgan Stanley,
1.928%,
04/28/2032 190,589
0.1
68,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 61,419
0.0
77,000
(3)
Morgan Stanley,
2.511%,
10/20/2032 62,229
0.0
100,000
(3)
Morgan Stanley,
2.699%,
01/22/2031 85,091
0.1
215,000
(3)
Morgan Stanley,
2.720%,
07/22/2025 207,400
0.1
82,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 75,726
0.1
246,000
(3)
Morgan Stanley,
5.164%,
04/20/2029 243,180
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
885,000
(3)
Morgan Stanley,
5.250%,
04/21/2034 $ 874,308
0.6
678,000
(3)
Morgan Stanley,
5.297%,
04/20/2037 641,893
0.4
929,000
(3)
Morgan Stanley,
5.948%,
01/19/2038 917,485
0.6
58,000
(3)
Morgan Stanley,
6.296%,
10/18/2028 59,652
0.0
1,077,000
(3)
Morgan Stanley,
6.342%,
10/18/2033 1,146,208
0.8
250,000  Morgan Stanley
Bank NA, 4.754%,
04/21/2026 246,433
0.2
250,000
(1)
National Australia
Bank Ltd., 6.429%,
01/12/2033 253,462
0.2
234,000
(3)
NatWest Group PLC,
5.808%,
09/13/2029 230,747
0.2
299,000
(1)
New York Life Global
Funding, 4.550%,
01/28/2033 288,277
0.2
219,000
(3)
Northern Trust Corp.,
3.375%,
05/08/2032 194,439
0.1
489,000  Northern Trust Corp.,
6.125%,
11/02/2032 507,196
0.3
280,000  Old Republic
International Corp.,
3.850%,
06/11/2051 200,224
0.1
199,000
(1)
OWL Rock Core
Income Corp., 7.750%,
09/16/2027 198,191
0.1
664,000
(3)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 555,419
0.4
97,000
(3)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/9999 87,543
0.1
524,000
(3)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/9999 471,731
0.3
259,000  Prologis L.P., 5.125%,
01/15/2034 257,308
0.2
189,000  Prologis L.P., 5.250%,
06/15/2053 185,915
0.1
216,000  Realty Income Corp.,
3.950%,
08/15/2027 205,427
0.1
118,000  Realty Income Corp.,
4.875%,
06/01/2026 116,790
0.1
139,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 108,524
0.1
142,000
(3)
State Street Corp.,
5.820%,
11/04/2028 145,572
0.1
554,000  Synchrony Financial,
7.250%,
02/02/2033 499,443
0.3
232,000
(2)
Toronto-Dominion Bank,
4.108%,
06/08/2027 221,971
0.2
702,000
(3)
Truist Financial Corp.,
5.867%,
06/08/2034 702,608
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
308,000
(3)
Truist Financial Corp.,
6.202%, (US0003M +
0.650%),
03/15/2028 $ 268,188
0.2
98,000
(3)
Truist Financial Corp.
N, 4.800%,
12/31/9999 83,790
0.1
234,000
(3)
Truist Financial Corp.
Q, 5.100%,
12/31/9999 203,580
0.1
372,000  UBS AG, 5.125%,
05/15/2024 366,320
0.2
338,000
(1)(3)
UBS Group AG,
4.375%,
12/31/9999 238,946
0.2
277,000
(1)(3)
UBS Group AG,
4.751%,
05/12/2028 262,730
0.2
230,000
(3)
UBS Group AG,
5.125%,
12/31/9999 200,902
0.1
324,000
(1)(3)
UBS Group AG,
6.537%,
08/12/2033 332,104
0.2
84,000
(3)
Wells Fargo & Co.,
3.068%,
04/30/2041 61,854
0.0
228,000
(3)
Wells Fargo & Co.,
4.611%,
04/25/2053 200,147
0.1
167,000
(3)
Wells Fargo & Co.,
5.013%,
04/04/2051 155,675
0.1
762,000
(3)
Wells Fargo & Co.,
5.389%,
04/24/2034 757,487
0.5
190,000  Welltower OP LLC,
2.750%,
01/15/2031 156,945
0.1
79,000  Weyerhaeuser Co.,
4.000%,
03/09/2052 63,179
0.0
45,775,110
31.2
Industrial : 6 .3%
182,000  Avnet, Inc., 5.500%,
06/01/2032 172,962
0.1
146,000  Avnet, Inc., 6.250%,
03/15/2028 147,509
0.1
350,000  Boeing Co., 3.250%,
02/01/2028 321,580
0.2
85,000  Boeing Co., 3.850%,
11/01/2048 62,797
0.0
260,000  Boeing Co., 5.705%,
05/01/2040 259,549
0.2
310,000  Boeing Co., 5.805%,
05/01/2050 309,132
0.2
193,000  Boeing Co., 5.930%,
05/01/2060 191,299
0.1
60,000  Burlington Northern
Santa Fe LLC, 3.300%,
09/15/2051 44,864
0.0
136,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 112,577
0.1
23,000  Burlington Northern
Santa Fe LLC, 4.050%,
06/15/2048 19,748
0.0
185,000  Burlington Northern
Santa Fe LLC, 4.150%,
04/01/2045 161,229
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
4,000  Burlington Northern
Santa Fe LLC, 4.150%,
12/15/2048 $ 3,492
0.0
40,000  Burlington Northern
Santa Fe LLC, 4.375%,
09/01/2042 36,227
0.0
255,000  Burlington Northern
Santa Fe LLC, 4.400%,
03/15/2042 231,319
0.2
8,000  Burlington Northern
Santa Fe LLC, 4.450%,
03/15/2043 7,279
0.0
42,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 38,776
0.0
118,000  Burlington Northern
Santa Fe LLC, 4.900%,
04/01/2044 114,316
0.1
139,000  Burlington Northern
Santa Fe LLC, 5.150%,
09/01/2043 137,781
0.1
216,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 220,537
0.2
199,000  CNH Industrial
Capital LLC, 4.550%,
04/10/2028 192,610
0.1
77,000  CNH Industrial
Capital LLC, 5.450%,
10/14/2025 76,517
0.1
178,000  CSX Corp., 4.500%,
11/15/2052 160,993
0.1
224,000  CSX Corp., 4.650%,
03/01/2068 200,962
0.1
144,000  Deere & Co., 3.100%,
04/15/2030 131,778
0.1
151,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 151,273
0.1
84,000  Honeywell International,
Inc., 5.000%,
02/15/2033 85,704
0.1
247,000  John Deere Capital
Corp., 3.350%,
04/18/2029 229,957
0.2
167,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 166,695
0.1
169,000  Lockheed Martin Corp.,
5.200%,
02/15/2055 174,550
0.1
208,000  Lockheed Martin Corp.,
5.250%,
01/15/2033 215,567
0.2
79,000  Norfolk Southern Corp.,
2.900%,
08/25/2051 52,424
0.0
190,000  Norfolk Southern Corp.,
3.950%,
10/01/2042 156,186
0.1
13,000  Northrop Grumman
Corp., 4.950%,
03/15/2053 12,677
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
185,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 $ 182,427
0.1
164,000  Parker-Hannifin Corp.,
4.250%,
09/15/2027 159,148
0.1
2,000  Raytheon Technologies
Corp., 3.650%,
08/16/2023 1,995
0.0
162,000  Raytheon Technologies
Corp., 4.350%,
04/15/2047 143,776
0.1
233,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 214,539
0.2
231,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 212,782
0.2
19,000  Raytheon Technologies
Corp., 4.800%,
12/15/2043 17,686
0.0
200,000  Raytheon Technologies
Corp., 5.150%,
02/27/2033 202,821
0.1
213,000  Raytheon Technologies
Corp., 5.375%,
02/27/2053 221,404
0.2
116,000  Republic Services, Inc.,
2.900%,
07/01/2026 108,771
0.1
307,000  Republic Services, Inc.,
5.000%,
04/01/2034 306,527
0.2
250,000
(1)
Siemens
190,697
0.1
248,000
(1)
SMBC Aviation Capital
Finance DAC, 1.900%,
10/15/2026 216,994
0.2
231,000  Trane Technologies
Financing Ltd., 5.250%,
03/03/2033 233,965
0.2
49,000  Trane Technologies
Global Holding Co. Ltd.,
3.750%,
08/21/2028 46,429
0.0
64,000  Trane Technologies
Luxembourg Finance
SA, 3.500%,
03/21/2026 61,148
0.0
795,000  Trane Technologies
Luxembourg Finance
SA, 3.550%,
11/01/2024 770,546
0.5
51,000  Trane Technologies
Luxembourg Finance
SA, 3.800%,
03/21/2029 48,081
0.0
38,000  Union Pacific Corp.,
3.375%,
02/01/2035 32,557
0.0
198,000  Union Pacific Corp.,
3.550%,
08/15/2039 166,568
0.1
51,000  Union Pacific Corp.,
3.600%,
09/15/2037 43,577
0.0
24,000  Union Pacific Corp.,
3.750%,
02/05/2070 18,191
0.0
85,000  Union Pacific Corp.,
3.799%,
10/01/2051 69,756
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
203,000  Union Pacific Corp.,
3.839%,
03/20/2060 $ 161,830
0.1
30,000  Union Pacific Corp.,
3.875%,
02/01/2055 24,291
0.0
64,000  Union Pacific Corp.,
3.950%,
08/15/2059 51,879
0.0
67,000  Union Pacific Corp.,
5.150%,
01/20/2063 67,316
0.1
55,000  Waste Connections,
Inc., 2.600%,
02/01/2030 47,631
0.0
102,000  Waste Management,
Inc., 4.625%,
02/15/2030 100,578
0.1
79,000  Waste Management,
Inc., 4.625%,
02/15/2033 77,447
0.1
111,000  WRKCo, Inc., 4.650%,
03/15/2026 107,748
0.1
344,000  Xylem, Inc., 3.250%,
11/01/2026 323,593
0.2
9,233,564
6.3
Technology : 6 .8%
212,000  Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 201,057
0.1
203,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 185,024
0.1
120,000  Apple, Inc., 2.700%,
08/05/2051 83,697
0.1
214,000  Apple, Inc., 2.850%,
08/05/2061 145,844
0.1
228,000  Apple, Inc., 3.850%,
05/04/2043 203,632
0.1
135,000  Apple, Inc., 3.850%,
08/04/2046 118,936
0.1
49,000  Apple, Inc., 4.100%,
08/08/2062 42,939
0.0
59,000  Apple, Inc., 4.150%,
05/10/2030 58,096
0.0
30,000  Apple, Inc., 4.300%,
05/10/2033 29,854
0.0
90,000  Apple, Inc., 4.375%,
05/13/2045 85,533
0.1
193,000  Apple, Inc., 4.650%,
02/23/2046 190,534
0.1
101,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 90,578
0.1
109,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 88,695
0.1
631,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 477,235
0.3
158,000
(1)
Broadcom, Inc.,
3.419%,
04/15/2033 132,202
0.1
329,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 297,931
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
383,000  Fiserv, Inc., 3.500%,
07/01/2029 $ 349,772
0.2
129,000  Fiserv, Inc., 5.450%,
03/02/2028 129,700
0.1
416,000  Fortinet, Inc., 1.000%,
03/15/2026 371,515
0.3
451,000  Intel Corp., 2.800%,
08/12/2041 321,753
0.2
89,000  Intel Corp., 3.700%,
07/29/2025 86,582
0.1
203,000  Intel Corp., 5.125%,
02/10/2030 204,365
0.1
30,000  Intel Corp., 5.200%,
02/10/2033 30,300
0.0
422,000  International Business
Machines Corp.,
3.500%,
05/15/2029 389,707
0.3
127,000  International Business
Machines Corp.,
4.150%,
07/27/2027 123,570
0.1
135,000  KLA Corp., 4.950%,
07/15/2052 133,080
0.1
132,000  KLA Corp., 5.250%,
07/15/2062 133,753
0.1
254,000  Kyndryl Holdings, Inc.,
2.050%,
10/15/2026 219,305
0.2
175,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 142,489
0.1
249,000  Kyndryl Holdings, Inc.,
3.150%,
10/15/2031 186,976
0.1
2,000  Microsoft Corp.,
2.525%,
06/01/2050 1,385
0.0
328,000  Microsoft Corp.,
2.921%,
03/17/2052 244,236
0.2
63,000  Microsoft Corp.,
3.450%,
08/08/2036 57,497
0.0
454,000  NVIDIA Corp., 1.550%,
06/15/2028 396,544
0.3
87,000  NVIDIA Corp., 2.000%,
06/15/2031 72,919
0.1
88,000  NVIDIA Corp., 3.500%,
04/01/2040 75,415
0.1
59,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.125%,
02/15/2042 41,372
0.0
186,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 124,176
0.1
202,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 194,064
0.1
230,000  Oracle Corp., 2.300%,
03/25/2028 203,107
0.1
190,000  Oracle Corp., 2.800%,
04/01/2027 174,732
0.1
144,000  Oracle Corp., 2.950%,
05/15/2025 137,400
0.1
377,000  Oracle Corp., 3.250%,
11/15/2027 349,928
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
35,000  Oracle Corp., 3.800%,
11/15/2037 $ 28,637
0.0
146,000  Oracle Corp., 3.850%,
04/01/2060 102,993
0.1
116,000  Oracle Corp., 4.000%,
11/15/2047 89,379
0.1
200,000  Oracle Corp., 4.125%,
05/15/2045 156,867
0.1
209,000  Oracle Corp., 4.300%,
07/08/2034 189,887
0.1
45,000  Oracle Corp., 4.900%,
02/06/2033 43,698
0.0
137,000  Oracle Corp., 5.550%,
02/06/2053 132,762
0.1
165,000  Oracle Corp., 6.150%,
11/09/2029 171,968
0.1
470,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 526,453
0.4
219,000  Salesforce, Inc.,
2.700%,
07/15/2041 161,063
0.1
114,000  Texas Instruments, Inc.,
3.650%,
08/16/2032 105,953
0.1
311,000  Texas Instruments, Inc.,
3.875%,
03/15/2039 278,898
0.2
83,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 85,073
0.1
173,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 175,470
0.1
309,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 309,877
0.2
9,886,407
6.8
Utilities : 12 .3%
176,000  AES Corp., 5.450%,
06/01/2028 172,976
0.1
100,000  Alabama Power Co.,
3.450%,
10/01/2049 73,391
0.1
128,000  Alabama Power Co.,
3.750%,
03/01/2045 100,786
0.1
138,000  Alabama Power Co. A,
4.300%,
07/15/2048 117,806
0.1
280,000
(3)
Algonquin Power &
Utilities Corp., 4.750%,
01/18/2082 222,981
0.2
101,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 87,990
0.1
135,000
(3)
American Electric
Power Co., Inc.,
3.875%,
02/15/2062 107,896
0.1
133,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 135,306
0.1
157,000  Appalachian Power Co.,
3.400%,
06/01/2025 150,466
0.1
81,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 68,490
0.0
167,000  Avangrid, Inc., 3.150%,
12/01/2024 160,265
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
121,000  Baltimore Gas and
Electric Co., 5.400%,
06/01/2053 $ 123,081
0.1
702,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 605,285
0.4
251,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 262,404
0.2
251,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 255,185
0.2
107,000
(3)
Dominion Energy, Inc.,
3.071%,
08/15/2024 103,385
0.1
186,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 186,757
0.1
57,000  DTE Electric Co.,
5.400%,
04/01/2053 58,905
0.0
20,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 15,782
0.0
3,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 2,396
0.0
113,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 93,903
0.1
64,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 55,499
0.0
189,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 191,746
0.1
101,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 109,186
0.1
110,000  Duke Energy Corp.,
3.150%,
08/15/2027 101,643
0.1
123,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 101,119
0.1
108,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 117,880
0.1
101,000  Duke Energy Indiana
LLC YYY, 3.250%,
10/01/2049 72,493
0.0
168,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 128,071
0.1
173,000  Duke Energy Ohio, Inc.,
4.300%,
02/01/2049 145,041
0.1
73,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 73,579
0.1
49,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 50,320
0.0
88,000  Duke Energy Progress
LLC, 4.000%,
04/01/2052 71,542
0.0
213,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 180,154
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
139,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 $ 116,968
0.1
189,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 157,726
0.1
72,000  Duke Energy Progress
LLC, 5.250%,
03/15/2033 73,198
0.1
137,000  Duke Energy Progress
LLC, 5.350%,
03/15/2053 138,137
0.1
23,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 14,380
0.0
120,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 86,016
0.1
31,000  Entergy Arkansas LLC,
4.000%,
06/01/2028 29,505
0.0
51,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 42,840
0.0
85,000  Entergy Arkansas LLC,
5.150%,
01/15/2033 85,262
0.1
169,000  Entergy Louisiana LLC,
0.620%,
11/17/2023 165,795
0.1
16,000  Entergy Louisiana LLC,
3.250%,
04/01/2028 14,731
0.0
29,000  Entergy Louisiana LLC,
4.050%,
09/01/2023 28,909
0.0
101,000  Entergy Louisiana LLC,
5.590%,
10/01/2024 100,715
0.1
79,000  Entergy Mississippi
LLC, 3.500%,
06/01/2051 58,310
0.0
93,000  Entergy Mississippi
LLC, 3.850%,
06/01/2049 72,341
0.0
174,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 170,845
0.1
226,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 233,152
0.2
223,000  Eversource Energy,
2.900%,
03/01/2027 205,610
0.1
242,000  Eversource Energy,
5.125%,
05/15/2033 238,660
0.2
170,000  Eversource Energy,
5.450%,
03/01/2028 171,290
0.1
415,000  Eversource Energy U,
1.400%,
08/15/2026 368,892
0.3
334,000  Exelon Corp., 4.950%,
06/15/2035 320,716
0.2
279,000  Exelon Corp., 5.150%,
03/15/2028 277,889
0.2
133,000  Exelon Corp., 5.600%,
03/15/2053 134,252
0.1
23,000  Florida Power &
Light Co., 2.875%,
12/04/2051 15,929
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
113,000  Florida Power &
Light Co., 4.625%,
05/15/2030 $ 111,326
0.1
79,000  Florida Power &
Light Co., 4.800%,
05/15/2033 78,474
0.1
115,000  Florida Power &
Light Co., 5.400%,
09/01/2035 115,478
0.1
68,000  Florida Power &
Light Co., 5.650%,
02/01/2037 71,404
0.0
116,000  Iberdrola International
BV, 5.810%,
03/15/2025 116,465
0.1
75,000
(2)
Indiana Michigan
Power Co., 3.850%,
05/15/2028 71,107
0.0
245,000  Indiana Michigan
Power Co., 5.625%,
04/01/2053 251,908
0.2
93,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 97,710
0.1
207,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 187,503
0.1
85,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 86,649
0.1
85,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 86,642
0.1
246,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 235,717
0.2
147,000
(1)
Metropolitan Edison
Co., 5.200%,
04/01/2028 145,636
0.1
223,000  MidAmerican
Energy Co., 4.250%,
05/01/2046 188,046
0.1
326,000  MidAmerican
Energy Co., 4.400%,
10/15/2044 284,948
0.2
47,000  MidAmerican
Energy Co., 4.800%,
09/15/2043 43,779
0.0
53,000  Mississippi Power Co.,
4.750%,
10/15/2041 45,099
0.0
70,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 58,386
0.0
169,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 158,595
0.1
119,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 99,210
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
109,000  National Rural Utilities
Cooperative Finance
Corp., 3.400%,
02/07/2028 $ 101,616
0.1
142,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 130,669
0.1
170,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 157,795
0.1
286,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 268,840
0.2
98,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 102,560
0.1
173,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 173,439
0.1
325,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 303,247
0.2
233,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 207,837
0.1
166,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 163,319
0.1
177,000  NextEra Energy Capital
Holdings, Inc., 4.450%,
06/20/2025 173,732
0.1
238,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 234,453
0.2
211,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
02/28/2053 203,402
0.1
85,000  Oklahoma Gas and
Electric Co., 5.400%,
01/15/2033 86,437
0.1
106,000
(2)
ONE Gas, Inc., 4.250%,
09/01/2032 100,274
0.1
105,000  Pacific Gas and
Electric Co., 3.250%,
06/01/2031 85,472
0.1
161,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 115,133
0.1
187,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 141,811
0.1
113,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 111,660
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
300,000  PacifiCorp, 4.100%,
02/01/2042 $ 240,164
0.2
278,000  PacifiCorp, 5.350%,
12/01/2053 254,254
0.2
149,000  PacifiCorp, 5.500%,
05/15/2054 140,000
0.1
109,000  PECO Energy Co.,
2.850%,
09/15/2051 72,156
0.0
156,000  PECO Energy Co.,
4.900%,
06/15/2033 155,797
0.1
108,000  Piedmont Natural Gas
Co., Inc., 3.600%,
09/01/2025 102,075
0.1
179,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 182,805
0.1
70,000  Public Service Co. of
Colorado, 5.250%,
04/01/2053 67,320
0.0
44,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 44,274
0.0
200,000  Public Service Co. of
Oklahoma J, 2.200%,
08/15/2031 161,894
0.1
181,000  Public Service Co. of
Oklahoma K, 3.150%,
08/15/2051 120,278
0.1
78,000  Public Service Electric
and Gas Co., 3.000%,
05/15/2027 72,966
0.0
36,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 29,179
0.0
77,000  Public Service Electric
and Gas Co., 5.125%,
03/15/2053 77,746
0.1
266,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 215,262
0.1
169,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 172,529
0.1
495,000
(3)
Sempra Energy,
4.125%,
04/01/2052 401,097
0.3
182,000  Sempra Energy,
5.500%,
08/01/2033 180,933
0.1
420,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 352,965
0.2
38,000  Southern California
Edison Co., 3.650%,
02/01/2050 28,318
0.0
125,000  Southern California
Edison Co., 4.000%,
04/01/2047 99,433
0.1
199,000  Southern California
Edison Co., 4.050%,
03/15/2042 161,320
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
443,000
(3)
Southern Co. B,
4.000%,
01/15/2051 $ 410,803
0.3
117,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 115,593
0.1
92,000  Tucson Electric
Power Co., 4.000%,
06/15/2050 72,435
0.0
55,000  Union Electric Co.,
2.150%,
03/15/2032 44,075
0.0
57,000  Union Electric Co.,
5.450%,
03/15/2053 58,202
0.0
161,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 161,361
0.1
354,000  Virginia Electric and
Power Co. A, 3.800%,
04/01/2028 335,709
0.2
42,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 41,626
0.0
72,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 71,944
0.0
115,000  Wisconsin Power and
Light Co., 3.000%,
07/01/2029 103,208
0.1
17,969,276
12.3
Total Corporate Bonds/
Notes
(Cost $143,626,010)
139,437,769
95.1
U.S. TREASURY OBLIGATIONS : 3 .1%
United States Treasury Bonds : 1 .7%
1,863,700
3.625
%,
02/15/2053 1,789,152
1.2
712,300
3.875
%,
05/15/2043 695,160
0.5
2,484,312
1.7
United States Treasury Notes : 1 .4%
1,489,700
3.375
%,
05/15/2033 1,436,862
1.0
41,000
3.625
%,
05/31/2028 40,107
0.0
54,000
3.625
%,
05/31/2030 53,253
0.1
341,000
4.000
%,
06/30/2028 339,162
0.2
119,200
4.250
%,
05/31/2025 117,708
0.1
40,300
4.625
%,
06/30/2025 40,118
0.0
2,027,210
1.4
Total U.S. Treasury
Obligations
(Cost $4,484,413)
4,511,522
3.1
Total Long-Term
Investments
(Cost $148,110,423)
143,949,291
98.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .6%
Repurchase Agreements : 0 .6%
936,108
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
06/30/2023, 5.060%,
due 07/03/2023
(Repurchase Amount
$936,497, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $954,830, due
07/31/23-05/20/53)
$ 936,108
0.6
Total Short-Term
Investments
(Cost $936,108)
936,108
0.6
Total Investments in
Securities
(Cost $149,046,531) $ 144,885,399 98.8
Assets in Excess of
Other Liabilities
1,737,811 1.2
Net Assets $ 146,623,210 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of June 30,
2023.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

Voya Investment Grade Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 139,437,769 $ — $ 139,437,769
U.S. Treasury Obligations — 4,511,522 — 4,511,522
Short-Term Investments — 936,108 — 936,108
Total Investments, at fair value $ — $ 144,885,399 $ — $ 144,885,399
Other Financial Instruments+
Futures 160,611 — — 160,611
Total Assets $ 160,611 $ 144,885,399 $ — $ 145,046,010
Liabilities Table
Other Financial Instruments+
Futures $ (269,795) $ — $ — $ (269,795)
Total Liabilities $ (269,795) $ — $ — $ (269,795)
+ Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2023, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 6 09/20/23 $ 673,594 $ (12)
U.S. Treasury 2-Year Note 93 09/29/23 18,910,969 (261,900)
U.S. Treasury 5-Year Note 3 09/29/23 321,281 (5,936)
$ 19,905,844 $ (267,848)
Short Contracts:
U.S. Treasury Long Bond (18) 09/20/23 (2,284,313) 5,774
U.S. Treasury Ultra 10-Year Note (110) 09/20/23 (13,028,125) 154,837
U.S. Treasury Ultra Long Bond (4) 09/20/23 (544,875) (1,947)
$ (15,857,313) $ 158,664
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 643,429
Gross Unrealized Depreciation (4,804,562)
Net Unrealized Depreciation $ (4,161,133)